Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 11– Commitments and Contingencies

Commitments

As of June 30, 2025, the Company had no material contractual commitments, other than those disclosed in Note 6 relating to office lease obligations.

Contingencies

As of June 30, 2025, the Company was not subject to any material legal claims, investigations, guarantees, or indemnification obligations other than the previously disclosed shareholder derivative claim, which remained pending but inactive.

No contingencies requiring accrual or additional disclosure under ASC 450 were identified.